Annual Total Returns[BarChart] - 2035 Retirement Fund - 2035 Retirement Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.63%)	14.39%	25.92%	8.26%	(0.37%)	11.43%	17.15%	(7.36%)	23.62%	12.61%